Raw Materials and Consumables Used - Schedule of Raw Materials and Consumables Used (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Analysis Of Income And Expense [Abstract]
Energy purchases	$ (3,940,466)	$ (2,442,519)		$ (2,880,537)
Fuel consumption	(229,308)	(362,156)		(394,242)
Transportation costs	(634,118)	(394,097)		(375,454)
Costs from construction contracts	(753,389)	(399,408)		(352,350)
Other raw materials and consumables	(427,831)	(313,589)		(239,298)
Raw Materials and Consumables Used	$ (5,985,112)	$ (3,911,769)	[1]	$ (4,241,880)	[1]

[1]	As Restated